INCOME TAXES (Details 2) - USD ($)	12 Months Ended
	Feb. 29, 2016	Feb. 28, 2015	Feb. 28, 2014
Reconciliation of the PRC statutory tax rate to the effective tax rate
Net income before provision for income tax	$ 136,902,200	$ 77,242,373	$ 67,285,526
PRC statutory income tax rate	25.00%	25.00%	25.00%
Income tax at statutory income tax rate	$ 34,225,550	$ 19,310,593	$ 16,821,382
Effect of non-deductible expenses	1,331,053	(239,953)	190,816
Effect of income tax exemptions and preferential tax rates	(12,830,838)	(14,267,821)	(13,042,518)
Effect of income tax rate difference in other jurisdictions	10,159,093	5,489,742	1,932,953
Change in valuation allowance	597,886	(924,020)	777,121
Provision for income tax	$ 33,482,744	$ 9,368,541	$ 6,679,754